OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total Assets	€ 4,939	€ 4,661
Deferred tax assets	234	252
Cash and cash equivalents	213	202	€ 178	€ 166
Segment revenue
Disclosure of operating segments [line items]
Total Assets	4,468	4,175
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	2,181	2,102
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	1,220	1,087
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	690	673
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	377	313
Unallocated
Disclosure of operating segments [line items]
Deferred tax assets	234	252
Cash and cash equivalents	213	202
Other financial assets	€ 24	€ 32